Columbia Commodity Strategy Fund
First Quarter Report
August 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 20.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	127,047	128,178
Series 2024-2PL Class A
10/27/2031	5.070%	575,000	575,115
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	201,057	203,223
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	825,000	839,328
Series 2023-X1 Class A
11/15/2028	7.110%	136,459	136,927
Series 2024-X1 Class A
05/15/2029	6.270%	752,416	754,442
Ally Auto Receivables Trust
Subordinated Series 2022-3 Class A3
04/15/2027	5.070%	1,666,447	1,665,158
American Credit Acceptance Receivables Trust(a)
Series 2023-3 Class A
03/12/2027	6.000%	119,703	119,801
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	609,087	608,463
Carmax Auto Owner Trust
Series 2021-1 Class A4
10/15/2026	0.530%	2,000,000	1,960,207
Series 2023-3 Class A3
05/15/2028	5.280%	1,000,000	1,009,812
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	450,000	452,482
Carvana Auto Receivables Trust
Series 2021-P3 Class A3
11/10/2026	0.700%	625,279	614,953
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	1,282,058	1,284,442
CCG Receivables Trust(a)
Series 2021-2 Class A2
03/14/2029	0.540%	750,715	739,960
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	331,903	324,948
Series 2024-A Class A2
07/15/2027	5.190%	1,405,000	1,405,037
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dell Equipment Finance Trust(a)
Series 2023-3 Class A3
04/23/2029	5.930%	250,000	253,251
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	316,376	316,249
Series 2022-3A Class A
10/15/2026	6.050%	102,299	102,309
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	326,515	327,382
Exeter Automobile Receivables Trust
Series 2023-2A Class A3
08/17/2026	5.600%	158,196	158,189
Series 2023-4A Class A2
12/15/2025	6.070%	11,649	11,650
Subordinated Series 2021-4A Class C
10/15/2027	1.460%	798,592	793,308
Exeter Automobile Receivables Trust(a)
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	361,667	360,486
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	109,747	108,888
Series 2021-2A Class A
12/15/2026	0.830%	140,602	138,535
Ford Credit Auto Lease Trust
Series 2024-A Class A3
05/15/2027	5.060%	170,000	170,697
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	800,000	804,509
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	535,306	536,459
Subordinated Series 2020-4A Class D
10/15/2026	1.640%	308,345	305,398
GM Financial Consumer Automobile Receivables Trust
Series 2021-2 Class A3
04/16/2026	0.510%	236,212	234,360
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	1,054,326	1,044,176
HPEFS Equipment Trust(a)
Series 2024-1A Class A1
01/21/2025	5.596%	266,918	266,998

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2A Class A2
10/20/2031	5.500%	575,000	578,197
John Deere Owner Trust
Series 2022-B Class A3
02/16/2027	3.740%	2,988,873	2,963,100
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	159,446	158,440
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	750,000	756,416
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	48,108	47,168
Marlette Funding Trust(a)
Series 2023-3A Class A
09/15/2033	6.490%	132,547	132,610
Series 2024-1A Class A
07/17/2034	5.950%	198,006	198,661
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	100,596	100,704
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	329,699	332,608
Series 2024-6 Class A
11/15/2031	6.093%	230,681	232,176
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,825,000	1,835,686
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	1,050,000	1,062,611
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	1,429,161	1,436,866
Series 2024-1 Class A
07/15/2031	6.660%	383,899	388,863
Series 2024-2 Class A
08/15/2031	6.319%	746,438	754,452
Series 2024-3 Class A
10/15/2031	6.258%	1,094,924	1,104,849
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	550,000	554,556
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	63,525	63,740
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-1A Class A
08/15/2029	6.120%	183,685	184,033
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	415,606	417,253
Series 2024-2A Class A
07/15/2031	5.880%	1,354,114	1,358,475
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	161,464	163,228
Santander Drive Auto Receivables Trust
Series 2022-3 Class A3
12/15/2026	3.400%	8,593	8,587
Series 2022-7 Class A3
04/15/2027	5.750%	495,975	496,323
Series 2023-3 Class A2
08/17/2026	6.080%	83,186	83,234
Series 2023-4 Class A2
02/16/2027	6.180%	2,406,868	2,411,088
Series 2024-1 Class A2
02/16/2027	5.710%	235,826	235,901
Series 2024-1 Class A3
04/17/2028	5.250%	2,125,000	2,134,056
Subordinated Series 2021-1 Class D
11/16/2026	1.130%	706,287	697,146
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	1,575,000	1,569,832
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	575,000	570,891
Subordinated Series 2019-A Class C
01/26/2032	3.000%	575,000	570,492
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	2,350,000	2,388,029
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	450,000	453,372
Toyota Auto Receivables Owner Trust
Series 2021-B Class A4
10/15/2026	0.530%	1,845,000	1,795,009
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	331,733	332,184
Upstart Pass-Through Trust(a)
Series 2021-ST6 Class A
08/20/2027	1.850%	34,174	33,775
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST9 Class A
11/20/2029	1.700%	54,540	54,181
Verizon Master Trust
Series 2022-2 Class A
07/20/2028	1.530%	2,552,000	2,524,630
Series 2023-2 Class A
04/13/2028	4.890%	2,475,000	2,471,353
Subordinated Series 2022-4 Class B
11/20/2028	3.640%	356,000	351,985
Verizon Master Trust(b)
Series 2022-7 Class A1A
11/22/2027	5.230%	3,100,000	3,099,095
Westlake Automobile Receivables Trust(a)
Series 2022-2A Class A3
04/15/2026	3.750%	16,351	16,340
Series 2024-2A Class A2A
08/16/2027	5.750%	1,350,000	1,354,441
Subordinated Series 2021-2A Class D
12/15/2026	1.230%	325,000	318,130
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	620,143	614,804
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	1,400,000	1,413,232
World Omni Select Auto Trust
Series 2021-A Class A3
03/15/2027	0.530%	89,140	88,779
Total Asset-Backed Securities — Non-Agency (Cost $59,276,071)			59,666,901

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	470,733	457,321
COMM Mortgage Trust
Series 2014-LC17 Class A5
10/10/2047	3.917%	633,701	632,692
Series 2015-CR24 Class A4
08/10/2048	3.432%	785,419	775,063
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25 Class A4
10/15/2048	3.372%	2,025,000	1,992,692
Series 2015-C25 Class A5
10/15/2048	3.635%	769,704	754,529
Series 2015-C27 Class A3
12/15/2047	3.473%	1,360,126	1,341,785
Series 2016-C31 Class ASB
11/15/2049	2.952%	345,138	339,329
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust
Series 2017-H1 Class ASB
06/15/2050	3.304%	719,212	706,562
UBS Commercial Mortgage Trust
Series 2017-C3 Class ASB
08/15/2050	3.215%	927,904	906,039
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 Class A4
09/15/2058	3.664%	675,000	663,588
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $8,490,730)			8,569,600

Corporate Bonds & Notes 26.1%

Aerospace & Defense 1.1%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	791,000	780,384
Boeing Co. (The)
05/01/2025	4.875%	775,000	771,354
L3Harris Technologies, Inc.
12/15/2026	3.850%	760,000	749,519
United Technologies Corp.
08/16/2025	3.950%	785,000	778,275
Total			3,079,532
Automotive 0.3%
Toyota Motor Credit Corp.(c)
SOFR + 0.770% 08/07/2026	6.100%	775,000	779,057
Banking 7.4%
Bank of America Corp.(c)
SOFR + 1.330% 04/02/2026	6.660%	1,450,000	1,459,023
Bank of Montreal
06/07/2025	3.700%	802,000	794,371
Bank of New York Mellon Corp. (The)(b)
07/24/2026	4.414%	800,000	796,233
Bank of Nova Scotia (The)(c)
SOFR + 1.090% 06/12/2025	6.420%	675,000	678,124
BB&T Corp
06/05/2025	3.700%	800,000	792,111
Canadian Imperial Bank of Commerce(c)
SOFR + 0.940% 04/07/2025	6.270%	700,000	702,157
Citigroup, Inc.(c)
SOFR + 1.528% 03/17/2026	6.858%	1,325,000	1,331,170

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Bank of Australia(a),(c)
SOFR + 0.630% 09/12/2025	5.960%	200,000	200,426
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	5.950%	775,000	776,292
Goldman Sachs Group, Inc. (The)(b)
08/10/2026	5.798%	1,400,000	1,409,203
HSBC Holdings PLC(b)
04/18/2026	1.645%	825,000	806,247
JPMorgan Chase & Co.(b)
11/19/2026	1.045%	1,725,000	1,648,591
Morgan Stanley(b)
10/21/2025	1.164%	1,475,000	1,465,295
National Australia Bank Ltd.
12/10/2025	4.750%	625,000	627,055
PNC Financial Services Group, Inc. (The)(b)
07/23/2027	5.102%	775,000	781,779
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	6.120%	775,000	775,499
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	725,000	698,114
State Street Corp.(b)
05/18/2026	5.104%	650,000	650,782
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	760,000	752,834
Toronto-Dominion Bank (The)(c)
SOFR + 1.080% 07/17/2026	6.410%	750,000	756,356
U.S. Bancorp
07/22/2026	2.375%	840,000	811,553
UBS Group AG(a),(b)
01/30/2027	1.364%	725,000	689,456
Wells Fargo & Co.(b)
08/15/2026	4.540%	1,425,000	1,418,920
Westpac Banking Corp.(c)
SOFR + 0.420% 04/16/2026	5.750%	775,000	773,830
Total			21,595,421
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	750,000	768,384
Comcast Corp.
10/15/2025	3.950%	775,000	768,915
Total			1,537,299
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.3%
LYB International Finance III LLC
10/01/2025	1.250%	825,000	793,769
Construction Machinery 0.5%
Caterpillar Financial Services Corp.
05/15/2025	1.450%	815,000	796,094
John Deere Capital Corp.
03/06/2026	4.950%	775,000	781,640
Total			1,577,734
Diversified Manufacturing 0.4%
Carrier Global Corp.
02/15/2027	2.493%	700,000	670,912
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	625,000	618,205
Total			1,289,117
Electric 2.3%
CenterPoint Energy, Inc.
06/01/2026	1.450%	750,000	708,652
Dominion Energy, Inc.
04/15/2026	1.450%	750,000	712,630
DTE Energy Co.
11/01/2024	4.220%	625,000	623,440
Duke Energy Corp.
09/15/2025	0.900%	823,000	791,701
Eversource Energy
08/15/2025	0.800%	611,000	587,501
Georgia Power Co.(c)
SOFR + 0.750% 05/08/2025	6.080%	575,000	576,604
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	750,000	756,109
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	723,000	695,959
WEC Energy Group, Inc.
09/27/2025	5.000%	775,000	776,807
Xcel Energy, Inc.
06/01/2025	3.300%	490,000	482,842
Total			6,712,245
Food and Beverage 1.5%
Bacardi Ltd.(a)
05/15/2025	4.450%	795,000	789,993
Campbell Soup Co.
03/20/2026	5.300%	625,000	632,448
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diageo Capital PLC
09/29/2025	1.375%	500,000	483,442
Kraft Heinz Foods Co.
06/01/2026	3.000%	487,000	474,455
Mondelez International, Inc.
05/04/2025	1.500%	750,000	732,640
PepsiCo, Inc.(c)
SOFR + 0.400% 11/12/2024	5.730%	565,000	565,090
Tyson Foods, Inc.
06/02/2027	3.550%	800,000	780,548
Total			4,458,616
Health Care 1.3%
Becton Dickinson and Co.
06/06/2027	3.700%	800,000	783,853
CVS Health Corp.
07/20/2025	3.875%	750,000	742,527
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	735,000	741,037
HCA, Inc.
02/15/2026	5.875%	750,000	756,364
Thermo Fisher Scientific, Inc.
10/18/2024	1.215%	650,000	646,262
Total			3,670,043
Healthcare Insurance 0.5%
Anthem, Inc.
03/15/2026	1.500%	774,000	739,144
UnitedHealth Group, Inc.(c)
SOFR + 0.500% 07/15/2026	5.830%	800,000	801,904
Total			1,541,048
Independent Energy 0.7%
Occidental Petroleum Corp.
08/01/2027	5.000%	735,000	741,778
Pioneer Natural Resources Co.
03/29/2026	5.100%	700,000	706,710
Woodside Finance Ltd.(a)
03/05/2025	3.650%	665,000	659,792
Total			2,108,280
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/04/2026	3.119%	585,000	572,644
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 1.2%
Corebridge Global Funding(a)
06/24/2026	5.350%	750,000	760,251
Met Tower Global Funding(a)
06/20/2026	5.400%	725,000	736,204
New York Life Global Funding(a)
06/24/2025	0.950%	493,000	477,857
Pricoa Global Funding I(a)
09/01/2025	0.800%	800,000	769,326
Principal Life Global Funding II(a)
11/17/2026	1.500%	840,000	789,939
Total			3,533,577
Media and Entertainment 0.4%
Discovery Communications LLC
03/11/2026	4.900%	775,000	770,523
Walt Disney Co. (The)
09/15/2024	3.700%	500,000	499,558
Total			1,270,081
Midstream 1.8%
Enbridge, Inc.
11/15/2026	5.900%	755,000	776,206
Energy Transfer Partners LP
01/15/2026	4.750%	750,000	748,717
Enterprise Products Operating LLC
01/10/2026	5.050%	705,000	710,827
Kinder Morgan, Inc.
06/01/2025	4.300%	760,000	755,242
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	760,000	757,012
Western Gas Partners LP
07/01/2026	4.650%	775,000	770,830
Williams Companies, Inc. (The)
09/15/2025	4.000%	775,000	767,816
Total			5,286,650
Natural Gas 0.3%
NiSource, Inc.
08/15/2025	0.950%	825,000	794,177
Pharmaceuticals 1.8%
AbbVie, Inc.
03/15/2025	3.800%	790,000	784,509
Amgen, Inc.
05/01/2025	3.125%	800,000	789,733

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AstraZeneca PLC
11/16/2025	3.375%	750,000	740,158
Bristol-Myers Squibb Co.
02/20/2026	4.950%	760,000	766,981
Gilead Sciences, Inc.
03/01/2026	3.650%	750,000	739,836
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	800,000	800,812
Roche Holdings, Inc.(a)
05/15/2026	2.625%	732,000	712,304
Total			5,334,333
Property & Casualty 0.5%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	775,000	761,277
Loews Corp.
04/01/2026	3.750%	775,000	766,389
Total			1,527,666
Railroads 0.5%
CSX Corp.
11/01/2025	3.350%	800,000	788,527
Union Pacific Corp.
01/15/2025	3.250%	675,000	669,800
Total			1,458,327
Retailers 0.2%
Home Depot, Inc. (The)
06/25/2026	5.150%	484,000	491,686
Technology 1.1%
Broadcom, Inc.
11/15/2025	3.150%	800,000	785,213
Microchip Technology, Inc.
09/01/2025	4.250%	785,000	778,986
NXP BV/Funding LLC
03/01/2026	5.350%	775,000	779,736
Oracle Corp.
07/15/2026	2.650%	825,000	796,602
Total			3,140,537
Transportation Services 0.3%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	794,000	785,327
Wireless 0.5%
American Tower Corp.
01/15/2025	2.950%	625,000	619,208
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
04/15/2027	3.750%	800,000	785,240
Total			1,404,448
Wirelines 0.5%
AT&T, Inc.
03/25/2026	1.700%	825,000	789,034
Verizon Communications, Inc.
11/20/2025	0.850%	825,000	788,586
Total			1,577,620
Total Corporate Bonds & Notes (Cost $75,790,332)			76,319,234

Foreign Government Obligations(d) 0.5%

Canada 0.5%
Province of Ontario
01/21/2026	0.625%	800,000	760,697
Province of Quebec
10/16/2024	2.875%	750,000	747,638
Total			1,508,335
Total Foreign Government Obligations (Cost $1,502,458)			1,508,335

Residential Mortgage-Backed Securities - Non-Agency 2.4%

CFMT LLC(a),(e)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	34,239	33,744
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R02 Class 2M1
30-day Average SOFR + 1.200% 01/25/2042	6.549%	953,750	954,162
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	7.249%	343,336	345,962
PRET LLC(a),(b)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	1,699,366	1,721,574
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	274,767	275,862
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	1,134,158	1,152,099
Pretium Mortgage Credit Partners LLC(a),(b)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	404,923	398,607
RCO Mortgage LLC(a),(b)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	81,701	82,129
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(e)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	551,654	527,754
VCAT LLC(a),(b)
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	818,975	812,390
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	537,862	537,479
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $6,834,711)			6,841,762

Treasury Bills 0.5%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.5%
U.S. Treasury Bills(f)
11/12/2024	4.840%	1,600,000	1,584,450
Total Treasury Bills (Cost $1,583,418)			1,584,450

U.S. Government & Agency Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks
01/06/2025	4.940%	725,000	724,243
Federal National Mortgage Association
01/07/2025	1.625%	875,000	864,810
Total U.S. Government & Agency Obligations (Cost $1,588,783)			1,589,053

Money Market Funds 35.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(g),(h)	102,116,383	102,095,960
Total Money Market Funds (Cost $102,087,008)		102,095,960
Total Investments in Securities (Cost: $257,153,511)		258,175,295
Other Assets & Liabilities, Net		33,829,583
Net Assets		292,004,878
At August 31, 2024, securities and/or cash totaling $20,449,516 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Brent Crude	62	09/2024	USD	4,769,660	—	(256,282)
Brent Crude	58	11/2024	USD	4,391,760	—	(355,265)
Brent Crude	58	01/2025	USD	4,357,540	—	(332,554)
Brent Crude	117	03/2025	USD	8,735,220	—	(471,673)
Cocoa	22	12/2024	USD	1,687,620	99,119	—
Coffee	21	12/2024	USD	1,921,894	91,381	—
Coffee	70	03/2025	USD	6,355,125	274,091	—
Coffee	35	05/2025	USD	3,148,031	101,441	—
Copper	12	12/2024	USD	1,263,450	2,185	—
Copper	87	03/2025	USD	9,260,063	—	(502,226)
Copper	43	05/2025	USD	4,606,375	173,585	—
Corn	81	12/2024	USD	1,624,050	10,056	—
Corn	41	12/2024	USD	822,050	—	(41,263)
Corn	378	03/2025	USD	7,919,100	—	(280,830)
Corn	84	05/2025	USD	1,798,650	9,103	—
Corn	100	05/2025	USD	2,141,250	—	(11,687)
Cotton	4	12/2024	USD	139,980	1,374	—
Cotton	40	12/2024	USD	1,399,800	—	(50,442)
Cotton	3	03/2025	USD	107,475	147	—
Cotton	58	03/2025	USD	2,077,850	—	(56,556)
Cotton	30	05/2025	USD	1,093,050	27,267	—
Feeder Cattle	32	10/2024	USD	3,804,000	—	(84,411)
Gas Oil	40	11/2024	USD	2,797,000	—	(51,423)

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	22	01/2025	USD	1,531,200	—	(120,689)
Gas Oil	44	03/2025	USD	3,055,800	—	(288,777)
Gas Oil	22	05/2025	USD	1,521,300	—	(46,699)
Gold 100 oz.	32	12/2024	USD	8,088,320	439,128	—
Gold 100 oz.	56	02/2025	USD	14,278,880	419,815	—
Gold 100 oz.	111	04/2025	USD	28,505,910	669,707	—
Hard Red Winter Wheat	39	12/2024	USD	1,102,238	—	(89,729)
Hard Red Winter Wheat	90	03/2025	USD	2,599,875	—	(191,758)
Hard Red Winter Wheat	45	05/2025	USD	1,314,000	—	(7,323)
Lead	28	11/2024	USD	1,435,889	—	(22,805)
Lead	10	01/2025	USD	517,928	—	(45,976)
Lead	20	03/2025	USD	1,046,855	—	(71,717)
Lead	10	05/2025	USD	528,300	3,182	—
Lean Hogs	93	10/2024	USD	3,058,770	214,052	—
Lean Hogs	31	12/2024	USD	902,410	40,521	—
Lean Hogs	12	12/2024	USD	349,320	—	(12,516)
Lean Hogs	42	02/2025	USD	1,266,300	43,543	—
Lean Hogs	78	04/2025	USD	2,484,300	149,051	—
Live Cattle	89	10/2024	USD	6,358,160	—	(59,061)
Live Cattle	31	12/2024	USD	2,201,620	—	(71,736)
Live Cattle	30	02/2025	USD	2,141,400	—	(109,771)
Live Cattle	60	04/2025	USD	4,324,200	—	(100,528)
Natural Gas	203	10/2024	USD	5,070,940	—	(971,765)
Natural Gas	138	12/2024	USD	4,594,020	—	(659,080)
Natural Gas	317	02/2025	USD	9,158,130	—	(838,720)
Natural Gas	163	04/2025	USD	4,603,120	—	(229,959)
Nickel	5	11/2024	USD	502,404	—	(11,620)
Nickel	15	01/2025	USD	1,520,141	—	(102,411)
Nickel	30	03/2025	USD	3,065,843	—	(95,841)
Nickel	15	05/2025	USD	1,547,141	38,517	—
NY Harbor ULSD Heat Oil	20	10/2024	USD	1,926,708	—	(146,882)
NY Harbor ULSD Heat Oil	12	12/2024	USD	1,163,434	—	(104,435)
NY Harbor ULSD Heat Oil	23	02/2025	USD	2,216,873	—	(223,622)
NY Harbor ULSD Heat Oil	12	04/2025	USD	1,145,138	—	(45,341)
Primary Aluminum	24	11/2024	USD	1,467,150	—	(77,223)
Primary Aluminum	43	01/2025	USD	2,654,089	—	(146,826)
Primary Aluminum	86	03/2025	USD	5,355,478	—	(170,619)
Primary Aluminum	42	05/2025	USD	2,638,566	133,409	—
RBOB Gasoline	88	10/2024	USD	7,593,802	—	(352,268)
RBOB Gasoline	15	12/2024	USD	1,264,914	—	(78,838)
RBOB Gasoline	29	02/2025	USD	2,470,591	—	(200,874)
RBOB Gasoline	13	04/2025	USD	1,206,824	—	(49,412)
Silver	17	12/2024	USD	2,477,155	76,067	—
Silver	61	03/2025	USD	9,007,565	—	(431,753)
Silver	30	05/2025	USD	4,465,200	158,907	—
Soybean	60	11/2024	USD	3,000,000	—	(294,972)
Soybean	27	01/2025	USD	1,372,950	18,107	—
Soybean	29	01/2025	USD	1,474,650	—	(122,383)
Soybean	110	03/2025	USD	5,674,625	—	(352,113)
Soybean	10	05/2025	USD	522,625	5,831	—
Soybean	44	05/2025	USD	2,299,550	—	(17,544)
Soybean Meal	120	12/2024	USD	3,756,000	—	(18,720)
Soybean Meal	27	01/2025	USD	847,530	20,672	—
Soybean Meal	31	01/2025	USD	973,090	—	(58,299)
Soybean Meal	114	03/2025	USD	3,600,120	—	(53,599)
Soybean Meal	10	05/2025	USD	318,000	5,354	—
Soybean Meal	47	05/2025	USD	1,494,600	—	(9,719)
Soybean Oil	90	12/2024	USD	2,268,540	82,755	—
Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	36	01/2025	USD	908,496	33,574	—
Soybean Oil	33	01/2025	USD	832,788	—	(31,667)
Soybean Oil	139	03/2025	USD	3,519,480	—	(307,872)
Soybean Oil	69	05/2025	USD	1,755,360	56,569	—
Sugar #11	206	09/2024	USD	4,471,354	19,070	—
Sugar #11	24	09/2024	USD	520,934	—	(23,419)
Sugar #11	29	02/2025	USD	638,557	9,646	—
Sugar #11	174	02/2025	USD	3,831,341	—	(34,508)
Sugar #11	71	04/2025	USD	1,499,747	70,337	—
Wheat	30	12/2024	USD	827,250	—	(28,998)
Wheat	141	03/2025	USD	4,034,363	—	(338,660)
Wheat	69	05/2025	USD	2,013,938	—	(30,130)
WTI Crude	71	10/2024	USD	5,158,150	—	(293,857)
WTI Crude	59	12/2024	USD	4,210,240	—	(275,442)
WTI Crude	120	02/2025	USD	8,480,400	—	(693,257)
WTI Crude	60	04/2025	USD	4,209,000	—	(149,648)
Zinc	81	11/2024	USD	5,859,682	103,887	—
Zinc	23	01/2025	USD	1,673,825	—	(6,640)
Zinc	46	03/2025	USD	3,360,875	—	(47,735)
Zinc	23	05/2025	USD	1,685,469	112,371	—
Total					3,713,821	(11,860,368)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(157)	12/2024	USD	(32,584,860)	32,753	—
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $45,953,980, which represents 15.74% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(c)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(d)	Principal and interest may not be guaranteed by a governmental entity.
(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2024.

(f)	Zero coupon bond.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(h)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	91,095,106	142,262,058	(131,268,991)	7,787	102,095,960	(3,790)	1,578,668	102,116,383
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate

Columbia Commodity Strategy Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Columbia Commodity Strategy Fund, August 31, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Commodity Strategy Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT129_05_P01_(10/24)